Statements of Operations (USD $)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	25 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	May 31, 2011	May 31, 2012	May 31, 2012	Nov. 30, 2012
Statements Of Operations [Abstract]
Revenues					$ 5,916		$ 5,916	$ 5,916
Total revenues					5,916		5,916	5,916
Cost of Goods Sold					3,124		3,124	3,124
Total cost of goods sold					3,124		3,124	3,124
Gross Profit					2,792		2,792	2,792
Expenses:
General and administrative	304	1,430	986	1,992	3,188	4,686	7,874	10,502
Consulting	5,000	5,116	7,521	5,281		10,281	10,281	17,802
Filing fees	2,413		2,413	1,503		2,837	2,837	5,249
Professional fees	15,624	1,775	20,993	8,775	13,750	16,025	29,775	50,768
Telephone					1,641		1,641
Travel expenses		13	100	2,777	2,605	2,777	5,382	5,482
Total expenses	23,341	8,334	32,013	20,328	21,184	36,606	57,790	89,803
Loss from Operations	(23,341)	(8,334)	(32,013)	(20,328)	(18,392)	(36,606)	(54,998)	(87,011)
Provision for income taxes
Net Loss	$ (23,341)	$ (8,334)	$ (32,013)	$ (20,328)	$ (18,392)	$ (36,606)	$ (54,998)	$ (87,011)
Loss Per Common Share:
Loss per common share - Basic and Diluted	$ 0.00	$ 0.00	$ 0.00		$ 0.00	$ 0.00
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	9,500,000	9,500,000	9,500,000		7,005,024	9,500,000